Cover	Oct. 14, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 14, 2022
Entity File Number	001-13126
Entity Registrant Name	FOMO CORP.
Entity Central Index Key	0000867028
Entity Tax Identification Number	83-3889101
Entity Incorporation, State or Country Code	CA
Entity Address, Address Line One	1 E Erie St
Entity Address, Address Line Two	Ste 525 Unit #2250
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60611
City Area Code	(630)
Local Phone Number	286-9560
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common
Trading Symbol	FOMC
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true